RELATED PARTIES TRANSACTIONS (Details Narrative) - USD ($)	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
RELATED PARTIES TRANSACTIONS
Consulting fees for services	$ 0	$ 1,831